Share Capital (Tables)	12 Months Ended
Mar. 31, 2023
Share Capital [Abstarct]
Schedule of Continuity for Stock Options	The continuity for stock options for the years ended March 31, 2023, 2022 and 2021 is as follows:

		Weighted Average
	Number of Shares	Exercise Price
Balance, fully vested and exercisable at March 31, 2020	-	-
Granted	1,036,842	$0.99
Balance, fully vested and exercisable at March 31, 2021	1,036,842	$0.99
Granted	721,052	$1.25
Balance, fully vested and exercisable at March 31, 2022	1,757,894	$1.10
Expired	(197,368)	$1.52
Balance, fully vested and exercisable at March 31, 2023	1,560,526	$1.04

Schedule of Stock Options Outstanding	As at March 31, 2023, the following stock options were outstanding:

Expiry Date	Number Outstanding	Number Exercisable	Weighted average exercise price	Average Remaining Contractual Life
February 9, 2026	694,737	694,737	$0.798	2.87
February 11, 2026	342,105	342,105	$1.33	2.87
May 14, 2026	223,684	223,684	$1.33	3.12
July 13, 2026	236,842	236,842	$0.95	3.29
January 6, 2027	63,158	63,158	$1.33	3.77
	1,560,526	1,560,526	$1.04	3.01

Schedule of Share Purchase Warrants	The continuity for share purchase warrants for the years ended March 31, 2023, 2022 and 2021 is as follows:
	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2020	2,843,567	$0.68
Expired	(1,095,497)	$0.76
Issued	2,610,437	$1.52
Exercised	(1,701,754)	$0.65
Balance, March 31, 2021	2,656,753	$1.52
Issued	2,786,723	$1.86
Exercised	(61,053)	$0.80
Balance, March 31, 2022	5,382,423	$1.71
Issued	1,177,444	$1.83
Expired	(4,210,438)	$1.73
Balance, March 31, 2023	2,349,429	$1.69

Schedule of Share Purchase Warrants Issued in Connection with Private Placement	As at March 31, 2023, the following share purchase warrants issued in connection with private placements were outstanding:
Expiry date	Exercise price	Number Outstanding and Exercisable	Average Remaining Contractual Life
May 2, 2023 *	$1.90	723,684	0.09
June 11, 2023 *	$1.52	207,331	0.18
June 11, 2023 *	$1.71	263,602	0.18
December 31, 2023	$1.52	263,158	0.75
December 31, 2023	$0.95	3,684	0.75
January 27, 2024	$1.52	434,211	0.83
May 2, 2024	$1.71	453,759	1.09
	$1.69	2,349,429	0.51
*	Subsequently expired unexercised.

Schedule of Continuity for Restricted Share Units	The continuity for restricted share units for the years ended March 31, 2023, 2022 and 2021 is as follows:
RSU’s outstanding

Balance, March 31, 2022, 2021, and 2020	-
Granted	3,650,000
Vested and issued	(3,650,000)
Balance, March 31, 2023	-